UPDATING SUMMARY PROSPECTUS

April 27, 2026

DEFINED STRATEGIES VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

This Updating Summary Prospectus summarizes certain key features of your Defined Strategies Variable Annuity Contract (“Contract”). This Updating Summary Prospectus also provides a summary of Contract features that have changed.

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.jackson.com/product-literature-7.html. To request a free paper or email copy of this information, please call 1-800-644-4565 or send an email request to customercare@jackson.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
DEFINITIONS	1
UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	3
APPENDIX A (INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT)	A-1
BACK COVER PAGE	B-1

DEFINITIONS

Contract - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary. The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary. Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 2026, then the end of Contract Year 0-1 would be January 14, 2027, and January 15, 2027, which is the first Contract Anniversary, begins Contract Year 1-2.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period. The Fixed Account consists of the Fixed Account Options.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered investment company in which an Investment Division of the Separate Account invests.

General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account, which is available to our creditors.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us - Jackson National Life Insurance Company.

Owner, you, or your - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Any reference to the Owner includes any joint Owner.

Premium(s) - considerations paid into the Contract by or on behalf of the Owner.

Separate Account – Jackson National Separate Account - I. The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

General Product Changes

Effective March 2, 2026, the current charges for expedited delivery applicable to your Contract have increased. The new fees for these services are as follows:
1.Between Monday and Friday, the current Expedited Delivery Charge is $23.
2.On Saturday, the current Expedited Delivery Charge is $38.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from your Contract within 7 Complete Years following your last Premium payment, you will be assessed a withdrawal charge. The maximum withdrawal charge is 7% of the Remaining Premium withdrawn during the first Completed Year. For example, if you make an early withdrawal within the first Completed Year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment. The withdrawal charge then declines by 1% per year for each additional Completed Year, until the end of the seventh Completed Year, after which no charge is made.

If all or a portion of Contract Value is removed from a Fixed Account Option before the end of the Fixed Account Option term, we will apply an Interest Rate Adjustment, which may be negative. The Interest Rate Adjustment applies to partial or total withdrawals or transfers from a Fixed Account Option prior to the end of the specified Fixed Account Option term. You could lose up to 100% of any credited interest due to this Interest Rate Adjustment. However, a negative Interest Rate Adjustment will never cause you to lose any of your original investment. For example, if you allocate $100,000 to a 3-year Fixed Account Option, and earn 2.5% interest annually, after one year your investment has grown to $102,500. If you then withdraw the entire amount after only one year, you could lose up to $2,500 of your credited interest. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, and tax penalties.
				Charges and Adjustments- Transaction Expenses: Withdrawal Charge Contract Adjustments- Interest Rate Adjustment
Are There Transaction Charges?
Yes. In addition to withdrawal charges, you also may be charged for other transactions, such as when you transfer cash value between investment options more than 25 times a year, or if you request expedited delivery or wire transfer of funds.
				Charges and Adjustments- Transaction Expenses
Are There Ongoing Fees and Expenses? (annual charges)
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
				Charges and Adjustments- Optional Benefit Expenses
	ANNUAL FEE	MINIMUM	MAXIMUM
	1. Base Contract[1]	1.41%	1.41%	Charges and Adjustments- Annual Contract Expenses: Mortality and Risk Expense Charge
	2. Fund fees and expenses[2]	0.56%	0.76%	Charges and Adjustments- Fund Expenses
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.20%	1.26%	Charges and Adjustments- Optional Benefit Expenses

1.As a percentage of average daily Contract Value of the Investment Divisions.
2.As a percentage of average Fund net assets.
3.The minimum fee reflects an annualized percentage of average daily account value of Investment Divisions. The maximum fee reflects an annualized percentage of the GWB.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender (withdrawal) charges and negative Contract Adjustments that substantially increase costs.

	LOWEST ANNUAL COST: $1,819	HIGHEST ANNUAL COST: $3,103

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.		Principal Risks
Is this a Short-Term Investment?
No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contract if you withdraw money during that time. Amounts removed from a Fixed Account Option prior to the end of a Fixed Account Option term may also result in a negative Interest Rate Adjustment. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks
What Are the Risks Associated with the Investment Options?
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option (Investment Divisions and Fixed Account Options) has its own unique risks. Early withdrawals from a Fixed Account Option may be subject to an Interest Rate Adjustment. You should review the investment options before making an investment decision.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations (including under the Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of Jackson. More information about Jackson is available upon request by visiting our website at www.jackson.com or by calling 1-800-644-4565.
Principal Risks

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.

Premium Payments.
•The minimum initial Premium payment must be at least $50,000 for a non-qualified plan Contract, or $2,000 for a qualified plan Contract.
•The minimum subsequent Premium payment must be at least $500 ($50 for an automatic payment plan).
•The maximum aggregate Premium payments you may make without our prior approval is $1 million.
•There is a minimum allocation requirement of $100.
•We reserve the right, in our discretion, to limit, restrict, suspend or reject any or all initial or subsequent Premium payments and to limit the amount, frequency or timing of Premium payments, at any time on a non-discriminatory basis.

Transfers.
•We reserve the right to charge $25 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Contract Year.
•
Investment Restrictions
•Jackson may remove or substitute Funds as investment options available under the Contract, and may limit or suspend availability of the Fixed Account Options.
Purchases Principal Risks
Are There any Restrictions on Contract Benefits?
Yes. Certain benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal. An optional benefit’s availability may vary by state or date of purchase. We may modify or discontinue an optional benefit at any time.
Benefits Available Under the Contracts
TAXES
What Are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.
Taxes
CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?	Your financial professional or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.	Distribution of Contracts
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	Non-Qualified Contracts - 1035 Exchanges

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds (all Class A shares) available under the Contract, which is subject to change, as discussed in the prospectus. Certain broker-dealers selling the Contracts may limit the Investment Divisions that are available to their customers. You can find the prospectuses and other information about the Funds online at https://www.jackson.com/fund-literature.html. You can also request this information at no cost by calling 1-800-644-4565 or by sending an email request to ProspectusRequest@jackson.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Fixed Income	JNL/Dreyfus Government Money Market Fund
	(Mellon Investments Corporation)	0.56%	3.78%	2.75%	1.67%
U.S. Equity	JNL/Goldman Sachs 4 Fund
	(Goldman Sachs Asset Management, L.P.)	0.70%	16.69%	13.95%	11.59%
U.S. Equity	JNL/Mellon DowSM Index Fund
	(Mellon Investments Corporation)	0.65%	14.17%	10.85%	12.41%
International/ Global Equity	JNL/Mellon World Index Fund
	(Mellon Investments Corporation)	0.65%	20.79%	11.80%	11.75%
U.S. Equity	JNL/Mellon Small Cap Index Fund[1]
	(Investment Sub-Adviser to the Master Fund: Mellon Investments Corporation)	0.56%[2]	6.90%	8.53%	10.13%
Sector Equity	JNL/Mellon Communication Services Sector Fund
	(Mellon Investments Corporation)	0.64%	32.98%	13.91%	13.85%
Sector Equity	JNL/Mellon Consumer Discretionary Sector Fund
	(Mellon Investments Corporation)	0.64%	5.06%	7.35%	13.03%
Sector Equity	JNL/Mellon Energy Sector Fund
	(Mellon Investments Corporation)	0.64%	6.84%	22.78%	7.04%
Sector Equity	JNL/Mellon Financial Sector Fund
	(Mellon Investments Corporation)	0.64%	16.18%	14.52%	12.35%
Sector Equity	JNL/Mellon Healthcare Sector Fund
	(Mellon Investments Corporation)	0.63%	14.47%	6.09%	9.03%
Sector Equity	JNL/Mellon Information Technology Sector Fund
	(Mellon Investments Corporation)	0.61%	20.73%	18.54%	22.65%
U.S. Equity	JNL/RAFI® Multi-Factor U.S. Equity Fund
	(Mellon Investments Corporation)	0.67%	16.21%	12.43%	10.83%

1	Mellon Investments Corporation is the investment sub-adviser of the master fund in which this feeder fund invests. Under the master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.

The following is a list of Fixed Account and GMWB Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account or GMWB Fixed Account Options listed below, offer new Fixed Account or GMWB Fixed Account Options, and terminate existing Fixed Account or GMWB Fixed Account Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract Value.

A-1

Name	Term	Minimum Guaranteed Interest Rate
1-year Guaranteed Account Option	1 year	2.40%
3-year Guaranteed Account Option	3 year	2.40%
5-year Guaranteed Account Option	5 year	2.40%
7-year Guaranteed Account Option	7 year	2.40%
GMWB Fixed Account	1 year	3.00%

The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB.
A-2

BACK COVER PAGE

This Summary Prospectus incorporates by reference the Contract’s prospectus and Statement of Additional Information (“SAI”), both dated April 27, 2026, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the prospectus.

Separate Account EDGAR contract identifier #C000030216
B-1